[logo] PIONEER Investments(R)







                                                          December 19, 2012

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Bond Fund (the "Fund")
     (File Nos. 2-62436 and 811-02864)
     CIK No. 0000276776

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information relating to the offering of the Fund's Class A, Class B, Class C, Class K,
Class R, Class Y and Class Z shares that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 53 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000276776-12-000042) on December 14, 2012.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."